COMMITMENTS AND CONTINGENCIES - Forward Purchase Agreement (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 10, 2023 USD ($) $ / shares D shares	Jan. 06, 2023 shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 06, 2024 shares	Dec. 27, 2023 USD ($)	Mar. 10, 2023 USD ($)	Dec. 31, 2022 $ / shares
COMMITMENTS AND CONTINGENCIES
Par value per common stock share of shares purchased from an unaffiliated party which had elected to redeem | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Derivative liability-Forward Purchase Agreement | $	$ 430,021		$ 0		$ 0		$ 665,116			$ 430,021
Change in fair value of derivative liability - Forward Purchase Agreement | $			0	$ (45,239)	665,116	$ (212,503)	(235,095)
Number of shares redeemed		10,729,779
Excise tax payable | $			$ 1,149,502		$ 1,149,502		$ 1,143,296
Excise tax payable as a percentage of shares redeemed					1.00%		1.00%
Sponsor
COMMITMENTS AND CONTINGENCIES
Number of shares planned to be transferred to investors each month								5,000
Number of shares held prior to business combination agreed not to redeem								99,800
Common stock subject to possible redemption
COMMITMENTS AND CONTINGENCIES
Number of shares redeemed					11,253,528		11,194,590
Alpha Capital Anstalt ("Alpha")
COMMITMENTS AND CONTINGENCIES
Number of common stock shares purchased from an unaffiliated party which had elected to redeem	300,000
Forward Purchase Agreement | Alpha Capital Anstalt ("Alpha")
COMMITMENTS AND CONTINGENCIES
Period after the Business Combination that the counterparty may elect to sell and transfer to the Company up to that number of shares that are then held by such counterparty, one	12 months
Period after the Business Combination that the counterparty may elect to sell and transfer to the Company up to that number of shares that are then held by such counterparty, two	6 months
Period after the Business Combination that the counterparty may elect to sell and transfer to the Company up to that number of shares that are then held by such counterparty, three	9 months
Maximum number of shares that the Company shall purchase from counterparty	300,000
Number of calendar days written notice is to be provided to reduce the restriction period | D	2
Maximum number of shares that the counterparty may elect to sell and transfer	300,000
Threshold number of consecutive trading period following the closing of the Business Combination over which the VWAP Price is considered for accelerating the Put Date | D	30
Threshold trading period following the closing of the Business Combination over which the VWAP Price is considered for accelerating the Put Date | D	20
Threshold VWAP Price considered for accelerating the Put Date | $ / shares	$ 3
Maximum reimbursement of all reasonable and necessary brokerage commissions per share for acquisition of shares | $ / shares	0.05
Maximum reimbursement of all reasonable and necessary brokerage commissions per share for disposition of shares | $ / shares	$ 0.02
Number of business days written notice to be provided for sale of Recycled Shares by counterparty | D	3
Reset price per share | $ / shares	$ 8
Value used to multiply with VWAP Price to arrive at the adjusted Reset Price	1.05
Number of trading days over which the VWAP Price is considered for determination of adjusted Reset Price | D	5
Minimum adjusted reset price per share | $ / shares	$ 2
Number of business days within which notice of any draw on equity line of credit or similar facility is to be provided to Investor | D	1
James P. McCormick
COMMITMENTS AND CONTINGENCIES
Employment agreement total compensation | $									$ 125,000
Employment agreement total cash | $									40,000
Employment agreement total stock | $									$ 85,000